Summary of Significant Accounting Policies (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of IMAC Holdings, Inc. (“IMAC Holdings”) and the following entities which are consolidated due to direct ownership of a controlling voting interest or other rights granted to us as the sole general partner or managing member of the entity: IMAC Management Services, LLC (“IMAC Management”), and IMAC Regeneration Management of Nashville, LLC (“IMAC Nashville”); the following entity which is consolidated with IMAC Regeneration Management of Nashville, LLC due to control by contract: IMAC Regeneration Center of Nashville, PC (“IMAC Nashville PC”); and the following which prior to June 1, 2018 was held as a minority interest, IMAC Regeneration Center of St. Louis, LLC (“IMAC St. Louis”).

In June 2018, the Company consummated certain transactions resulting in the acquisition of the outstanding equity interests in IMAC of St. Louis and Clinic Management Associates of KY, LLC, an entity which consolidates Integrated Medical and Chiropractic Regeneration Center, PSC due to control by contract. These entities are included in the consolidated financial statements from the date of acquisition.

In August 2018, the Company acquired 100% of Advantage Hand Therapy and Orthopedic Rehabilitation, LLC (Advantage Therapy) and 70% of BioFirma LLC (BioFirma). Both companies are consolidated due to direct ownership of a controlling voting interest or other rights granted to us as the sole general partner or managing member of the entity.

All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses at the date and for the periods that the consolidated financial statements are prepared. On an ongoing basis, the Company evaluates its estimates, including those related to insurance adjustments and provisions for doubtful accounts. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could materially differ from those estimates.

Revenue Recognition

The Company’s patient service revenue is derived from non-surgical procedures performed at our outpatient medical clinics and patient visits to physicians. The fees for such services are billed either to the patient or a third- party payer, including Medicare. We recognize patient service revenue, net of contractual allowances, which we estimate based on the historical trend of our cash collections and contractual write-offs.

Other management service fees are derived from management services where the Company provides billings and collections support to the clinics and where management services are provided based on state specific regulations known as the corporate practice of medicine (“CPM”). Under the CPM, a business corporation is precluded from practicing medicine or employing a physician to provide professional medical services. In these circumstances, the Company provides all administrative support to the physician-owned PC through an LLC. The PC is consolidated due to control by contract (an “SMA” - Service Management Agreement). The fees we derive from these management arrangements are either based on a predetermined percentage of the revenue of each clinic or a percentage mark up on the costs of the LLC. We recognize other management service revenue in the period in which services are rendered. These revenues are earned by IMAC Management Services, LLC and are eliminated in consolidation to the extent owned.

Patient Deposits

Patient deposits are derived from patient payments in advance of services delivered. Our service lines include traditional and regenerative medicine. Regenerative medicine procedures are not paid by insurance carriers; therefore, the Company typically requires up-front payment from the patient for regenerative services and any co-pays and deductibles as required by the patient specific insurance carrier. For some patients, credit is provided through an outside vendor. In this case, the Company is paid from the credit card company and the risk is transferred to the credit card company for collection from the patient. These funds are accounted for as patient deposits until the procedures are performed at which point the patient deposit is recognized as patient service revenue.

Fair Value of Financial Instruments

The carrying amount of accounts receivable approximate their respective fair values due to the short- term nature. The carrying amount of the line of credit and note payable approximates fair values due to their market interest rates. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less to be cash equivalents. The Company had no cash equivalents for the periods presented.

Accounts Receivable

Accounts receivable primarily consists of amounts due from third-party payers (non-governmental), governmental payers and private pay patients and is recorded net of allowances for doubtful accounts and contractual discounts. The Company’s ability to collect outstanding receivables is critical to its results of operations and cash flows. Accordingly, accounts receivable reported in the Company’s consolidated financial statements is recorded at the net amount expected to be received. The Company’s primary collection risks are (i) the risk of overestimation of net revenues at the time of billing that may result in the Company receiving less than the recorded receivable, (ii) the risk of non-payment as a result of commercial insurance companies’ denial of claims, (iii) the risk that patients will fail to remit insurance payments to the Company when the commercial insurance company pays out-of-network claims directly to the patient, (iv) resource and capacity constraints that may prevent the Company from handling the volume of billing and collection issues in a timely manner, (v) the risk that patients do not pay the Company for their self-pay balances (including co-pays, deductibles and any portion of the claim not covered by insurance) and (vi) the risk of non-payment from uninsured patients.

The Company’s accounts receivable from third-party payers are recorded net of estimated contractual adjustments and allowances from third-party payers, which are estimated based on the historical trend of the Company’s facilities’ cash collections and contractual write- offs, accounts receivable aging, established fee schedules, relationships with payers and procedure statistics. While changes in estimated reimbursement from third-party payers remain a possibility, the Company expects that any such changes would be minimal and, therefore, would not have a material effect on the Company’s financial condition or results of operations. The Company’s collection policies and procedures are based on the type of payer, size of claim and estimated collection percentage for each patient account. The operating systems used to manage the Company’s patient accounts provide for an aging schedule in 30-day increments, by payer, physician and patient. The Company analyzes accounts receivable at each of the facilities to ensure the proper collection and aged category. The operating systems generate reports that assist in the collection efforts by prioritizing patient accounts. Collection efforts include direct contact with insurance carriers or patients and written correspondence.

Allowance for Doubtful Accounts, Contractual and Other Discounts

Management estimates the allowance for contractual and other discounts based on its historical collection experience and contracted relationship with the payers. The services authorized and provided and related reimbursement are often subject to interpretation and negotiation that could result in payments that differ from the Company’s estimates. The Company’s allowance for doubtful accounts is based on historical experience, but management also takes into consideration the age of accounts, creditworthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. An account may be written-off only after the Company has pursued collection efforts or otherwise determines an account to be uncollectible. Uncollectible balances are written-off against the allowance. Recoveries of previously written-off balances are credited to income when the recoveries are made.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Additions and improvements to property and equipment are capitalized at cost. Depreciation of owned assets and amortization of leasehold improvements are computed using the straight-line method over the shorter of the estimated useful lives of the related assets or the lease term. The cost of assets sold or retired, and the related accumulated depreciation are removed from the accounts and any resulting gains or losses are reflected in other income (expense) for the year. Expenditures for maintenance and repairs are charged to expense as incurred.

Intangible Assets

The Company capitalizes the fair value of intangible assets acquired in business combinations. The Company performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price of each acquired business to its respective net tangible and intangible assets. Acquired intangible assets include trade names, non-compete agreements, customer relationships and contractual agreements.

Long-Lived Assets

Long-lived assets such as property and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. There were no impairments of long lived assets for the periods presented.

Advertising and Marketing

The Company uses advertising and marketing to promote its services. Advertising and marketing costs are expensed as incurred. Advertising and marketing expense was $119,867, $25,000 and $470,199 (unaudited) and $61,159 (unaudited) for the years ended December 31, 2017 and 2016 and the nine months ended September 30, 2018 and 2017, respectively.

Income Taxes

IMAC Management, IMAC Texas, and IMAC Nashville are limited liability companies and are taxed as partnerships. IMAC Holdings, Inc. was taxed as a partnership through May 31, 2018. As a result, income tax liabilities are passed through to the individual members. Accordingly, no provision for income taxes is reflected in the consolidated financial statements.

The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. Interest and penalties related to income tax matters, if any, would be recognized as a component of income tax expense. At December 31, 2017 and 2016 and September 30, 2018, the Company had no liabilities for uncertain tax positions. The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. Currently, the tax years subsequent to 2016 are open and subject to examination by the taxing authorities.

Legal Proceedings and Loss Contingencies

The Company is subject to various legal proceedings, many involving routine litigation incidental to business. The outcome of any legal proceeding is not within the Company’s complete control, it is often difficult to predict and is resolved over very long periods of time. Estimating probable losses associated with any legal proceedings or other loss contingencies are very complex and require the analysis of many factors including assumptions about potential actions by third parties. Loss contingencies are disclosed when there is at least a reasonable possibility that a loss has been incurred and are recorded as liabilities in the consolidated financial statements when it is both (1) probable or known that a liability has been incurred and (2) the amount of the loss is reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. If a loss contingency is not probable or cannot be reasonably estimated, a liability is not recorded in the financial statements.

There are no known legal proceedings ongoing or loss contingencies for the years ended December 31, 2017 and 2016 and the nine months ended September 30, 2018.

Recent Accounting Pronouncements

The Company adopted ASC Topic 606 Revenue from Contracts with Customers. The provisions of ASC Topic 606 did not have a material impact on the Company’s financial position or results of operations.

The Company plans to adopt the new lease accounting standard, ASC Topic 842, on January 1, 2019. Management believes the provisions of ASC Topic 842 will result in the recognition of right-of-use assets and related liabilities on its consolidated financial statements when adopted.

IMAC Regeneration Center of St. Louis, LLC [Member]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The condensed financial statements have been prepared by the Company, without audit. In the opinion of the Company’s management, the financial statements reflect all adjustments (consisting of normal recurring adjustments, reclassifications and non-recurring adjustments) necessary to present fairly the financial position and results of operations and cash flows for the period presented herein, but are not necessarily indicative of the results of operations to be expected for the year ending December 31, 2018.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses at the date and for the periods that the financial statements are prepared. On an ongoing basis, the Company evaluates its estimates, including those related to insurance adjustments and provisions for doubtful accounts. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could materially differ from those estimates.

Revenue Recognition

The Company’s patient service revenue is derived from minimally invasive procedures performed at the Company’s outpatient medical clinics and patient visits to physicians. The fees for such services are billed either to the patient or a third- party payer, including Medicare. The Company recognizes patient service revenue, net of contractual allowances, which are estimated based on the historical trend of our cash collections and contractual write-offs.

Patient Deposits

Patient deposits are derived from patient payments in advance of services delivered. Our service lines include traditional and regenerative medicine. Regenerative medicine procedures are not paid by insurance carriers; therefore, the Company typically requires up-front payment from the patient for regenerative services and any co-pays and deductibles as required by the patient specific insurance carrier. For some patients, credit is provided through an outside vendor. In this case, the Company is paid from the credit card company and the risk is transferred to the credit card company for collection from the patient. These funds are accounted for as patient deposits until the procedures are performed at which point the patient deposit is recognized as patient service revenue.

Fair Value of Financial Instruments

The carrying amount of accounts receivable approximate their respective fair values due to the short- term nature. The carrying amount of the line of credit and note payable approximates fair values due to their market interest rates. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less to be cash equivalents. At March 31, 2018 and December 31, 2017, the Company had no cash equivalents.

Accounts Receivable

Accounts receivable primarily consists of amounts due from third-party payers (non-governmental), governmental payers and private pay patients and is recorded net of allowances for doubtful accounts and contractual discounts. The Company’s ability to collect outstanding receivables is critical to its results of operations and cash flows. Accordingly, accounts receivable reported in the Company’s financial statements is recorded at the net amount expected to be received. The Company’s primary collection risks are (i) the risk of overestimation of net revenues at the time of billing that may result in the Company receiving less than the recorded receivable, (ii) the risk of non-payment as a result of commercial insurance companies’ denial of claims, (iii) the risk that patients will fail to remit insurance payments to the Company when the commercial insurance company pays out-of-network claims directly to the patient, (iv) resource and capacity, constraints that may prevent the Company from handling the volume of billing and collection issues in a timely manner, (v) the risk that patients do not pay the Company for their self-pay balances (including co-pays, deductibles and any portion of the claim not covered by insurance) and (vi) the risk of non-payment from uninsured patients.

The Company’s accounts receivable from third-party payers are recorded net of estimated contractual adjustments and allowances from third-party payers, which are estimated based on the historical trend of the Company’s facilities’ cash collections and contractual write-offs, accounts receivable aging, established fee schedules, relationships with payers and procedure statistics. While changes in estimated reimbursement from third-party payers remain a possibility, the Company expects that any such changes would be minimal and, therefore, would not have a material effect on the Company’s financial condition or results of operations. The Company’s collection policies and procedures are based on the type of payer, size of claim and estimated collection percentage for each patient account. The operating systems used to manage the Company’s patient accounts provide for an aging schedule in 30-day increments, by payer, physician and patient. The Company analyzes accounts receivable at each of the facilities to ensure the proper collection and aged category. The operating systems generate reports that assist in the collection efforts by prioritizing patient accounts. Collection efforts include direct contact with insurance carriers or patients and written correspondence.

Allowance for Doubtful Accounts, Contractual and Other Discounts

Management estimates the allowance for contractual and other discounts based on its historical collection experience and contracted relationship with the payers. The services authorized and provided and related reimbursement are often subject to interpretation and negotiation that could result in payments that differ from the Company’s estimates. The Company’s allowance for doubtful accounts is based on historical experience, but management also takes into consideration the age of accounts, creditworthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. An account may be written-off only after the Company has pursued collection efforts or otherwise determines an account to be uncollectible. Uncollectible balances are written-off against the allowance. Recoveries of previously written-off balances are credited to income when the recoveries are made.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Additions and improvements to property and equipment are capitalized at cost. Depreciation of owned assets and amortization of leasehold improvements are computed using the straight-line method over the shorter of the estimated useful lives of the related assets or the lease term. The cost of assets sold or retired, and the related accumulated depreciation are removed from the accounts and any resulting gains or losses are reflected in other income (expense) for the year. Expenditures for maintenance and repairs are charged to expense as incurred.

Long-Lived Assets

Long-lived assets such as property and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. There were no impairments of long lived assets for the three months ended March 31, 2018 and 2017, respectively.

Advertising and Marketing

The Company uses advertising and marketing to promote its services. Advertising and marketing costs are expensed as incurred. Advertising and marketing expense was $202,541 and $121,040 for the year ended December 31, 2017 and December 31, 2016, respectively, and $72,489 (unaudited) and $36,226 (unaudited) for the three months ended March 31, 2018 and 2017, respectively.

Income Taxes

IMAC of St. Louis is a limited liability company taxed as a partnership. As a result, income taxes are passed through to the members. Accordingly, no provision for income taxes is reflected in the financial statements.

The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. Interest and penalties related to income tax matters, if any, would be recognized as a component of income tax expense. At March 31, 2018 and December 31, 2017, the Company had no liabilities for uncertain tax positions. The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. All tax years are open and subject to examination by the taxing authorities.

Legal Proceedings and Loss Contingencies

The Company is subject to various legal proceedings, many involving routine litigation incidental to business. The outcome of any legal proceeding is not within the Company’s complete control, it is often difficult to predict and is resolved over very long periods of time. Estimating probable losses associated with any legal proceedings or other loss contingencies are very complex and require the analysis of many factors including assumptions about potential actions by third parties. Loss contingencies are disclosed when there is at least a reasonable possibility that a loss has been incurred and are recorded as liabilities in the combined consolidated financial statements when it is both (1) probable or known that a liability has been incurred and (2) the amount of the loss is reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. If a loss contingency is not probable or cannot be reasonably estimated, a liability is not recorded in the financial statements.

There are no known legal proceedings ongoing or loss contingencies for the three months ended March 31, 2018 and 2017, respectively.

Recent Accounting Pronouncements

The new revenue recognition accounting standard, ASC Topic 606 Revenue from Contracts with Customers, takes effect for public entities January 1, 2018, and January 1, 2019 for private entities. Management does not believe the provisions of ASC Topic 606 will have a material impact on the Company’s financial position or results of operations when adopted.

The new lease accounting standard, ASC Topic 842, takes effect for public entities on January 1, 2019. Management believes the provisions of ASC Topic 842 will result in the recognition of right of use assets and liabilities on its financial statements when adopted.

Note 2 – Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses at the date and for the periods that the financial statements are prepared. On an ongoing basis, the Company evaluates its estimates, including those related to insurance adjustments and provisions for doubtful accounts. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could materially differ from those estimates.

Revenue Recognition

The Company’s patient service revenue is derived from minimally invasive procedures performed at the Company’s outpatient medical clinics and patient visits to physicians. The fees for such services are billed either to the patient or a third- party payer, including Medicare. The Company recognize patient service revenue, net of contractual allowances, which are estimated based on the historical trend of cash collections and contractual write-offs.

Patient Deposits

Patient deposits are derived from patient payments in advance of services delivered. Our service lines include traditional and regenerative medicine. Regenerative medicine procedures are not paid by insurance carriers; therefore, the Company typically requires up-front payment from the patient for regenerative services and any co-pays and deductibles as required by the patient specific insurance carrier. For some patients, credit is provided through an outside vendor. In this case, the Company is paid from the credit card company and the risk is transferred to the credit card company for collection from the patient. These funds are accounted for as patient deposits until the procedures are performed at which point the patient deposit is recognized as patient service revenue.

Fair Value of Financial Instruments

The carrying amount of accounts receivable approximate their respective fair values due to the short- term nature. The carrying amount of the line of credit and note payable approximates fair values due to their market interest rates. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less to be cash equivalents. At December 31, 2017 and 2016, the Company had no cash equivalents.

Accounts Receivable

Accounts receivable primarily consists of amounts due from third-party payers (non-governmental), governmental payers and private pay patients and is recorded net of allowances for doubtful accounts and contractual discounts. The Company’s ability to collect outstanding receivables is critical to its results of operations and cash flows. Accordingly, accounts receivable reported in the Company’s financial statements is recorded at the net amount expected to be received. The Company’s primary collection risks are (i) the risk of overestimation of net revenues at the time of billing that may result in the Company receiving less than the recorded receivable, (ii) the risk of non-payment as a result of commercial insurance companies’ denial of claims, (iii) the risk that patients will fail to remit insurance payments to the Company when the commercial insurance company pays out-of-network claims directly to the patient, (iv) resource and capacity constraints that may prevent the Company from handling the volume of billing and collection issues in a timely manner, (v) the risk that patients do not pay the Company for their self-pay balances (including co-pays, deductibles and any portion of the claim not covered by insurance) and (vi) the risk of non-payment from uninsured patients.

The Company’s accounts receivable from third-party payers are recorded net of estimated contractual adjustments and allowances from third-party payers, which are estimated based on the historical trend of the Company’s facilities’ cash collections and contractual write-offs, accounts receivable aging, established fee schedules, relationships with payers and procedure statistics. While changes in estimated reimbursement from third-party payers remain a possibility, the Company expects that any such changes would be minimal and, therefore, would not have a material effect on the Company’s financial condition or results of operations. The Company’s collection policies and procedures are based on the type of payer, size of claim and estimated collection percentage for each patient account. The operating systems used to manage the Company’s patient accounts provide for an aging schedule in 30-day increments, by payer, physician and patient. The Company analyzes accounts receivable at each of the facilities to ensure the proper collection and aged category. The operating systems generate reports that assist in the collection efforts by prioritizing patient accounts. Collection efforts include direct contact with insurance carriers or patients and written correspondence.

Allowance for Doubtful Accounts, Contractual and Other Discounts

Management estimates the allowance for contractual and other discounts based on its historical collection experience and contracted relationship with the payers. The services authorized and provided and related reimbursement are often subject to interpretation and negotiation that could result in payments that differ from the Company’s estimates. The Company’s allowance for doubtful accounts is based on historical experience, but management also takes into consideration the age of accounts, creditworthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. An account may be written-off only after the Company has pursued collection efforts or otherwise determines an account to be uncollectible. Uncollectible balances are written-off against the allowance. Recoveries of previously written-off balances are credited to income when the recoveries are made.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Additions and improvements to property and equipment are capitalized at cost. Depreciation of owned assets and amortization of leasehold improvements are computed using the straight-line method over the shorter of the estimated useful lives of the related assets or the lease term. The cost of assets sold or retired, and the related accumulated depreciation are removed from the accounts and any resulting gains or losses are reflected in other income (expense) for the year. Expenditures for maintenance and repairs are charged to expense as incurred.

Long-Lived Assets

Long-lived assets such as property and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. There were no impairments of long lived assets in 2017 and 2016.

Advertising and Marketing

The Company uses advertising and marketing to promote its services. Advertising and marketing costs are expensed as incurred. Advertising and marketing expense was $202,541 and $121,040 for the years ended December 31, 2017 and 2016, respectively.

Income Taxes

IMAC of St. Louis is a limited liability company taxed as a partnership. As a result, income taxes are passed through to the members. Accordingly, no provision for income taxes is reflected in the financial statements.

The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. Interest and penalties related to income tax matters, if any, would be recognized as a component of income tax expense. At December 31, 2017 and 2016, the Company had no liabilities for uncertain tax positions. The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. All tax years are open and subject to examination by the taxing authorities.

Legal Proceedings and Loss Contingencies

The Company is subject to various legal proceedings, many involving routine litigation incidental to business. The outcome of any legal proceeding is not within the Company’s complete control, it is often difficult to predict and is resolved over very long periods of time. Estimating probable losses associated with any legal proceedings or other loss contingencies are very complex and require the analysis of many factors including assumptions about potential actions by third parties. Loss contingencies are disclosed when there is at least a reasonable possibility that a loss has been incurred and are recorded as liabilities in the financial statements when it is both (1) probable or known that a liability has been incurred and (2) the amount of the loss is reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. If a loss contingency is not probable or cannot be reasonably estimated, a liability is not recorded in the financial statements.

There are no known legal proceedings ongoing or loss contingencies for the years ended December 31, 2017 and 2016.

Recent Accounting Pronouncements

The new revenue recognition accounting standard, ASC Topic 606 Revenue from Contracts with Customers, takes effect for public entities January 1, 2018, and January 1, 2019 for private entities. Management does not believe the provisions of ASC Topic 606 will have a material impact on the Company’s financial position or results of operations when adopted.

The new lease accounting standard, ASC Topic 842, takes effect for public entities January 1, 2019, and January 1, 2020 for private entities. Management believes the provisions of ASC Topic 842 will result in the recognition of lease assets and liabilities on its financial statements when adopted.